Significant accounting policies	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Significant accounting policies

3.            Significant accounting policies:

(a)  Cash:

Cash includes cash on hand and cash held with financial institutions.

(b)  Property, plant and equipment:

Property, plant and equipment are recorded at cost less accumulated depreciation and accumulated impairment losses. Depreciation is recognized over the estimated useful lives of the assets on a straight-line basis, unless stated otherwise, as follows:

Computer equipment	5 years
Furniture and equipment	5 years
Leasehold improvements	Lesser of 5 years or remaining lease term
TMS devices	10 years

The estimated useful lives of the assets and their terminal values are assessed on an annual basis based on historical experience, industry practice and management’s expectations.

Expenditures for maintenance and repairs are charged to operations as incurred.

(c)   Impairment of non-financial assets:

The Company assesses, at each reporting date, whether there is an indication that a non-financial asset may be impaired. If any indication exists, the Company estimates the recoverable amount. The recoverable amount of an asset is the higher of its fair value, less costs to sell, and its value in use.

Fair value less costs to sell is the amount obtainable from the sale of an asset in an arm’s-length transaction between knowledgeable, willing parties, less the costs of disposal. Costs of disposal are incremental costs directly attributable to the disposal of an asset and related income tax expense.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the carrying amount of an asset exceeds its recoverable amount, an impairment charge is recognized immediately in the consolidated statements of net loss and comprehensive loss by the amount by which the carrying amount of the asset exceeds the recoverable amount. Where an impairment loss subsequently reverses, the carrying amount of the asset (except goodwill) is increased to the lesser of the revised estimate of the recoverable amount, and the carrying amount that would have been recorded had no impairment loss been recognized previously.

Goodwill acquired in business combinations is allocated to cash generating units (“CGUs”) (or groups of CGUs) that are expected to benefit from the synergies of the combination. The determination of CGUs and the level at which goodwill is monitored requires judgement by management. Goodwill is tested annually for impairment and as required when impairment indicators exists, by comparing the carrying value of the CGUs against the recoverable amount.

(d)  Operating segments:

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision maker, which is responsible for allocating resources and assessing performance of the operating segments, has been identified as the executive committee consisting of the President and Chief Executive Officer, the Chief Financial Officer, the Chief Operating Officer, the Interim Chief Financial Officer, the Chief Marketing Officer and the Chief Medical Officer. As the chief operating decision maker evaluates performance using entity-wide metrics, the Company has one reportable segment, which is outpatient mental health service centers.

(e)  Revenue recognition and accounts receivable:

Service fee revenue is recognized at a point in time upon the performance of services under contracts with customers and represents the consideration to which the Company expects to be entitled. Service fee revenue is determined based on net patient fees, which includes estimates for contractual allowances and discounts. Net patient fees are estimated using an expected value approach where management considers such variables as the average of previous net patient fees received by the applicable payor and fees received by other patients for similar services and management’s best estimate leveraging industry knowledge and expectations of third-party payors’ fee schedules. Third-party payors include federal and state agencies (under the Medicare programs), managed care health plans and commercial insurance companies.

Variable consideration also exists in the form of settlements with certain insurance companies, including Medicare, as a result of retroactive adjustments due to audits and reviews. The Company applies constraint to the transaction price, such that net revenues are recorded only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in the future. If actual amounts of consideration ultimately received differ from the Company’s estimates, the Company adjusts these estimates, which would affect net revenues in the period such variances become known.

A key determinant of IFRS 15, Revenue from Contracts with Customers (“IFRS 15”), is estimating the transaction price when variable consideration may arise. IFRS 15 allows for the transaction price with variable consideration to be estimated using either the expected value method or the most-likely value method. The Company’s estimates are calculated using the expected value method when using the sum of probability-weighted amounts in a range of possible consideration amounts.

(f)   Accounts receivable:

Accounts receivable are non-interest bearing, unsecured obligations due from patients and third-party payors. The Company makes an implicit allowance for potentially uncollectible amounts to arrive at net receivables through its revenue recognition policy. In accordance with IFRS 9, Financial Instruments (“IFRS 9”) the Company evaluates the credit risk on accounts receivable and measures a loss allowance at an amount equal to the expected credit losses for the subsequent 12-month period.

The methodology to arrive at net receivables is reviewed by management periodically. The balance of accounts receivable represents management’s estimate of the net realizable value of receivables after discounts and contractual adjustments.

The Company performs an estimation and review process of methodology and inputs periodically to identify instances on a timely basis where such estimation models need to be revised.

(g)  Earnings per share:

Basic earnings per common share (“EPS”) is calculated by dividing the net earnings available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted EPS is calculated by adjusting the net earnings available to common shareholders and the weighted average number of common shares outstanding for the effects of all dilutive instruments.

(h)  Income taxes:

Income tax expense comprises current and deferred tax. Income tax expense (recovery) is recognized in the consolidated statements of net loss and comprehensive loss. Current income tax expense represents the amount of income taxes payable based on tax law that is enacted or substantively enacted at the reporting date and is adjusted for changes in estimates of tax expense recognized in prior periods. A current tax liability or asset is recognized for income taxes payable, or paid but recoverable, in respect of all years to date.

The Company uses the deferred tax method of accounting for income taxes. Accordingly, deferred tax assets and liabilities are recognized for the deferred tax consequences attributable to differences between the consolidated financial statements’ carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted or substantively enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the consolidated statements of net loss and comprehensive loss in the year in which the enactment or substantive enactment occurs. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is more likely than not that future taxable income will be available to utilize such amounts. Deferred tax assets are reviewed at each reporting date and are adjusted to the extent that it is no longer probable that the related tax benefits will be realized. Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same tax authority and the Company intends to settle its current tax assets and liabilities on a net basis.

In determining the amount of current and deferred taxes, the Company takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. The Company believes that its tax liabilities for uncertain tax positions are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience. The assessment relies on estimates and assumptions and may involve a series of judgements about future events. New information may become available that causes the Company to change its judgement regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.

(i)   Financial instruments:

The Company initially measures its financial assets and financial liabilities at fair value and classifies them as financial assets or liabilities at fair value through profit or loss. After initial measurement, financial assets (which include cash and accounts receivable) and liabilities (which include accounts payable and accrued liabilities, lease liabilities, loans payable, non-controlling interest loans payable and deferred and contingent consideration) are subsequently measured at amortized cost using the effective interest rate method, with any resulting premium or discount from the face value being amortized to the consolidated statements of net loss and comprehensive loss. Amortization is recorded using the effective interest rate method.

Financial liabilities that are derivate in nature (which include lender warrants) that will or may be settled other than by the exchange of a fixed amount of cash or another financial asset are subsequently measured at fair value at each reporting date, with any gain or loss being recorded in the consolidated statements of net loss and comprehensive loss.

The Company recognizes loss allowances for expected credit losses on financial assets measured at amortized cost. Loss allowances for accounts receivable are always measured at an amount equal to the expected credit losses for the subsequent 12-month period. A financial asset carried at amortized cost is considered credit-impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset that can be estimated reliably. Individually significant financial assets are tested for credit-impairment on an individual basis.

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate.

Losses are recognized in the consolidated statements of net loss and comprehensive loss. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through the consolidated statements of net loss and comprehensive loss.

(j)   Leases:

At inception of a contract, the Company assesses whether that contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for the period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether (i) the contract involves the use of an identified asset, (ii) the Company has the right to obtain substantially all of the economic benefits from the use of the identified asset throughout the period of use, and (iii) the Company has the right to direct the use of the identified asset.

The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, including periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option. If the Company expects to obtain ownership of the leased asset at the end of the lease, the Company will depreciate the asset over the underlying asset’s estimated useful life.

The lease liability is initially measured at the present value of the lease payments that are due to be paid at the commencement date. The lease payments are discounted using the implicit interest rate in the lease. If the rate cannot be readily determined, the Company’s incremental borrowing rate is used. The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.

Variable lease payments that are not included in the measurement of the lease liability are recognized as an operating expense in the consolidated statements of net loss and comprehensive loss.

The Company has elected not to recognize right-of-use assets and lease liabilities in respect of short-term leases that have a lease term of less than 12 months and leases in respect of low-value assets. The Company recognizes the lease payments associated with these leases as an operating expense in the consolidated statements of net loss and comprehensive loss on a straight-line basis over the lease term.

The Company makes estimates when considering the length of the lease term, including considering facts and circumstances that can create an economic incentive to exercise an extension option. The Company makes certain qualitative and quantitative assumptions when deriving the value of the economic incentive. Periodically, the Company will reassess whether it is reasonably certain to exercise extension options and will account for any changes at the date of reassessment.

The Company makes judgments in determining whether a contract contains an identified asset and in determining whether or not the Company has the right to control the use of the underlying asset. The Company also makes judgments in determining the incremental borrowing rate used to measure its lease liability in respect of each lease contract. As there are currently no market participants of a similar size and scale as the Company, the incremental borrowing rate is reflective of the interest rate applied historically on loans advanced.

(k)  Defined contribution pension plan:

A defined contribution pension plan is a post-employment benefit plan under which an entity pays fixed contributions to a separate entity and will have no legal or constructive obligation to pay future amounts. Obligations for contributions to defined contribution pension plans are expensed in the consolidated statements of net loss and comprehensive loss in the periods during which services are rendered by employees.

(l)   Share capital:

Common shares are classified as shareholders’ equity (deficit). Incremental transaction costs directly attributable to the issue of common shares and share purchase options are recognized as a deduction from shareholders’ equity (deficit), net any of tax effects.

When share capital recognized as equity is repurchased, the amount of the consideration paid, including directly attributable costs, is recognized as a deduction from shareholders’ equity (deficit).

Dividends are discretionary and are recognized as distributions within equity upon approval by the Board.

(m)	Stock-based compensation:

The Company offers a share option plan. The plan is open to employees, directors, officers and consultants of the Company and its affiliates. For employees, the value of equity settled options is measured by reference to the fair value of the equity instrument on the date which they are granted. The fair value is recognized as an expense with a corresponding increase in contributed surplus over the vesting period. The Board has the discretion to establish the vesting period for share options granted.

Non-market vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options that eventually vest. Fair value is calculated using the Black-Scholes option pricing model, which requires the input of highly subjective assumptions, including the volatility of share prices, forfeiture rate and expected life and changes in subjective input assumptions that can materially affect the fair value estimate. The Company estimates the expected forfeiture rate of equity-settled share-based compensation based on historical experience and management’s expectations.

Consideration received upon the exercise of stock options is credited to share capital, at which time the related contributed surplus is transferred to share capital.

(n)  Business combinations:

The Company accounts for business combinations using the acquisition accounting method. The total purchase price is allocated to the assets acquired and liabilities assumed based on fair values as at the date of acquisition. Goodwill as at the date of acquisition is measured as the excess of the aggregate of the consideration transferred and the amount of any non-controlling interests in the acquired company over the net of the acquisition date fair values of the identifiable assets acquired and the liabilities assumed. Any non-controlling interest in the acquired company are measured at the non-controlling interests’ proportionate share of the identifiable assets and liabilities of the acquired business.

Best estimates and assumptions are used in the purchase price allocation process to accurately value assets acquired and liabilities assumed at the business combination date. These estimates and assumptions are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the business combination date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. On conclusion of the measurement period or final determination of the values of the assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in the consolidated statements of net loss and comprehensive loss in the period in which the adjustments were determined.

Any deferred and contingent consideration is measured at fair value at the date of acquisition. During the measurement period, which may be up to one year from the business combination date and on conclusion of the measurement period, if an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and the settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration is recognized as part of the consolidated statements of net loss and comprehensive loss in the period in which the adjustments were determined.

(o)   Intangible assets:

The Company classifies intangible assets, obtained through acquisitions, as definite lived assets. Intangible assets consist of covenants not to compete and a management service agreement with a professional organization. These intangible assets are recorded at cost and are amortized over their estimated useful lives, as follows:

Covenants not to compete	5 years
Management services agreement	15 years

The Company reviews the appropriateness of the amortization period relating to the definite lived intangible assets annually.

(p)  Provisions:

Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is more likely than not that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are measured based on management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period and are discounted to their present value where the effect is material.

(q)  Finance income and finance costs:

Finance income comprises interest income on cash equivalents recognized in the consolidated statements of net loss and comprehensive loss as it accrues, using the effective interest method. Finance costs comprise interest expense on borrowings and lease liabilities that are recognized in the consolidated statements of net loss and comprehensive loss.

(r)   Contingencies:

Contingent liabilities are possible obligations whose existence will be confirmed only on the occurrence or non-occurrence of uncertain future events outside the Company’s control, or present obligations that are not recognized because it is not probable that an outflow of economic benefit would be required to settle the obligation or the amount cannot be measured reliably.

Contingent liabilities are not recognized but are disclosed in the notes to the consolidated financial statements, including an estimate of their potential financial effect and uncertainties relating to the amount or timing of any outflow, unless the possibility of settlement is remote. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company, with assistance from its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

(s)Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

The Company categorizes its financial assets and liabilities measured at fair value into one of three different levels depending on the observability of the inputs used in the measurement.

•Level 1 - This level includes assets and liabilities measured at fair value based on unadjusted quoted prices for identical assets and liabilities in active markets that are accessible at the measurement date.

•Level 2 - This level includes valuations determined using directly or indirectly observable inputs other than quoted prices included within Level 1. Derivative instruments in this category are valued using models or other standard valuation techniques derived from observable market inputs.

•Level 3 - This level includes valuations based on inputs which are less observable, unavailable or where the observable data does not support a significant portion of the instruments’ fair value.

(t)	Government grants:

Interest free or less than market interest government loans or government-backed loans are measured at amortized cost using the effective interest rate method. The interest rate used is based on the market rate for a comparable instrument with a similar term. The difference between the fair value at inception and the loan proceeds received is recorded as a government grant. The grant portion is presented separately as deferred grant income on the consolidated statements of financial position. It is amortized over the useful life of the loan and is deducted against the related interest expense on the consolidated statements of net loss and comprehensive loss.